Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies
Summary of financial instruments under IFRS 9

Financial Instrument	Classification
Cash	FVTPL
Accounts payable	Amortised cost
Investment in Aqualung Carbon Capture SA	FVTPL
Lease liability	FVTPL